Loans and Accounts Receivable From Customers - Schedule of Detail of Loans and Receivables Sold (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Credit value	$ 170,987
Provision	130,584
Provision	208,859	$ 242,422
Sale value	47,977
Exchange differences	18
Results to be deferred	458,956	471,424
Results recognized in the year	7,592
Current portfolio [member]
Disclosure of financial assets [line items]
Credit value	170,987
Provision	130,584
Sale value	44,548
Exchange differences	183
Results recognized in the year	4,328
Charge-offs [member]
Disclosure of financial assets [line items]
Sale value	3,429
Exchange differences	(165)
Results recognized in the year	3,264
CAE portfolio [member]
Disclosure of financial assets [line items]
Credit value	51,716	81,697
Provision	(997)	(2,123)
Sale value	60,028	92,767
Adjustment to EIR	4,769	6,717
Results recognized in the year	$ 4,540	$ 6,476